Income Taxes - Current and Deferred Components of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current Federal					$ 0	$ 0	$ 44
Current State					(1,427)	(1,480)	(2,106)
Current Foreign					(2,615)	(252)	(73)
Total current income tax benefit (expense)					(4,042)	(1,732)	(2,135)
Deferred Federal					0	(627)	(471)
Deferred State					0	(64)	64
Deferred Foreign					589	0	0
Total deferred income tax benefit (expense)					589	(691)	(407)
Total income tax benefit (expense)	$ (150)	$ (974)	$ (2,695)	$ (2,518)	$ (3,453)	$ (2,423)	$ (2,542)